CONSOLIDATED BALANCE SHEETS (Parenthetical)						12 Months Ended
	Dec. 31, 2024 $ / shares	Sep. 29, 2023 $ / shares shares	Sep. 28, 2023 shares	Apr. 01, 2022	Jun. 25, 2010	Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2023 $ / shares shares	Sep. 30, 2023 shares	Mar. 31, 2022 $ / shares shares
Shareholders' equity:
Ordinary shares, authorized					Unlimited	Unlimited	Unlimited
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0	$ 0				$ 0	$ 0	$ 0		$ 0
Ordinary shares, issued (in shares)						43,206,222	40,980,000	76,980,000		16,980,000
Ordinary shares, outstanding (in shares)		8,830,000	8,830			43,206,222	40,980,000	76,980,000	52,980,000	16,980,000
Stock split ratio	6	6	1,000	6		6	6	6